Voyage Expenses and Commissions	12 Months Ended
Dec. 31, 2019
Voyage Expenses and Commissions
Voyage Expenses and Commissions

16. Voyage Expenses and Commissions

An analysis of voyage expenses and commissions is as follows:

	For the year ended
	December 31,
	2017	2018	2019
Brokers’ commissions on revenue	6,456	7,555	7,527
Bunkers’ consumption and other voyage expenses	8,948	12,819	16,245
Total	15,404	20,374	23,772

Bunkers’ consumption and other voyage expenses represents mainly bunkers consumed during vessels’ unemployment and off-hire.